SMALLCAP World Fund®

Class A B C	Ticker SMCWX SCWBX SCWCX	F-1 F-2 529-A 529-B	SCWFX SMCFX CSPAX CSPBX	529-C 529-E 529-F-1	CSPCX CSPEX CSPFX

Summary prospectus
December 1, 2010

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/prospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 30 of the prospectus and on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none
Other expenses	0.25	0.25	0.24	0.21	0.17
Total annual fund operating expenses	1.13	1.89	1.88	1.10	0.81

	529-A	529-B	529-C	529-E	529-F-1
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.20	1.00	1.00	0.50	0.00
Other expenses	0.32	0.33	0.33	0.32	0.31
Total annual fund operating expenses	1.16	1.97	1.97	1.46	0.95

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$684	$913	$1,161	$1,871
B	692	994	1,221	2,013
C	291	591	1,016	2,201
F-1	112	350	606	1,340
F-2	83	259	450	1,002
529-A	706	961	1,234	2,005
529-B	720	1,057	1,319	2,185
529-C	320	657	1,119	2,393
529-E	168	501	855	1,846
529-F-1	117	342	584	1,270

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$192	$594	$1,021	$2,013
C	191	591	1,016	2,201
529-B	220	657	1,119	2,185
529-C	220	657	1,119	2,393

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Global Small-Cap Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   28.08%                         (quarter ended June 30, 2009)

Lowest                 –27.37%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 13.61%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	4/30/1990	44.67%	4.21%	1.68%	8.98%
− After taxes on distributions		44.63	3.42	0.94	N/A
− After taxes on distributions and sale of fund shares		29.31	3.68	1.32	N/A

Share class (before taxes)	Inception date	1 year	5 years	Lifetime
B	3/15/2000	47.31%	4.31%	–0.22%
C	3/15/2001	51.44	4.64	5.86
F-1	3/15/2001	53.62	5.47	6.71
F-2	8/1/2008	54.09	N/A	–3.72
529-A	2/19/2002	44.74	4.18	7.66
529-B	2/20/2002	47.29	4.21	7.45
529-C	2/20/2002	51.24	4.55	7.46
529-E	3/15/2002	53.09	5.09	7.25
529-F-1	9/17/2002	53.83	5.60	11.88

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or taxes)	51.30%	5.24%	6.10%	N/A
Lipper Global Small-Cap Funds Average (reflects no deductions for sales charges, account fees or taxes)	46.05	3.30	2.66	9.29%
Consumer Price Index	2.72	2.56	2.52	2.66

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gordon Crawford Vice Chairman of the Board	20 years	Senior Vice President – Capital Research Global Investors
Brady L. Enright Senior Vice President	6 years	Senior Vice President – Capital World Investors
J. Blair Frank Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles Senior Vice President	11 years	Senior Vice President – Capital World Investors
Noriko H. Chen Vice President	5 years	Senior Vice President – Capital World Investors
Bradford F. Freer Vice President	3 years	Senior Vice President – Capital World Investors
Lawrence Kymisis Vice President	3 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe Vice President	3 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning	19 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	15 years	Senior Vice President – Capital Research Global Investors
Terrance P. McGuire	5 years	Senior Vice President – Capital World Investors
Kathryn M. Peters	2 years	Senior Vice President – Capital World Investors
Dylan J. Yolles	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

Purchase minimums (for all share classes)
To establish an account (including retirement plan and 529 accounts)	$250
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25
To add to an account	50
For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account	25

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you or your account is tax-exempt or tax-deferred.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

MFGEIP-935-1210P Litho in USA CGD/RRD/8018	Investment Company File No. 811-05888
The Capital Group Companies

American Funds                                    Capital Research and Management                                   Capital International                                   Capital Guardian                                   Capital Bank and Trust

SMALLCAP World Fund®

Class A R-1 R-2	Ticker SMCWX RSLAX RSLBX	R-3 R-4 R-5 R-6	RSLCX RSLEX RSLFX RLLGX

Summary retirement plan prospectus
December 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/ retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 22 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.25	0.23	0.54	0.30	0.20	0.14	0.09
Total annual fund operating expenses	1.13	1.87	1.93	1.44	1.09	0.78	0.73

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$684	$913	$1,161	$1,871
R-1	190	588	1,011	2,190
R-2	196	606	1,042	2,254
R-3	147	456	787	1,724
R-4	111	347	601	1,329
R-5	80	249	433	966
R-6	75	233	406	906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Global Small-Cap Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   28.08%                         (quarter ended June 30, 2009)

Lowest                 –27.37%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 13.61%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	4/30/1990	44.67%	4.21%	1.68%	8.98%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/19/2002	52.42%	4.64%	8.09%
R-2	5/31/2002	52.20	4.58	7.35
R-3	6/20/2002	53.10	5.08	8.66
R-4	7/24/2002	53.61	5.46	11.31
R-5	5/15/2002	54.12	5.78	8.05

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or taxes)	51.30%	5.24%	6.10%	N/A
Lipper Global Small-Cap Funds Average (reflects no deductions for sales charges, account fees or taxes)	46.05	3.30	2.66	9.29%
Consumer Price Index	2.72	2.56	2.52	2.66

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gordon Crawford Vice Chairman of the Board	20 years	Senior Vice President – Capital Research Global Investors
Brady L. Enright Senior Vice President	6 years	Senior Vice President – Capital World Investors
J. Blair Frank Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles Senior Vice President	11 years	Senior Vice President – Capital World Investors
Noriko H. Chen Vice President	5 years	Senior Vice President – Capital World Investors
Bradford F. Freer Vice President	3 years	Senior Vice President – Capital World Investors
Lawrence Kymisis Vice President	3 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe Vice President	3 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning	19 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	15 years	Senior Vice President – Capital Research Global Investors
Terrance P. McGuire	5 years	Senior Vice President – Capital World Investors
Kathryn M. Peters	2 years	Senior Vice President – Capital World Investors
Dylan J. Yolles	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-935-1210P Litho in USA CGD/RRD/8042	Investment Company File No. 811-05888
The Capital Group Companies

American Funds                   Capital Research and Management                  Capital International                  Capital Guardian                   Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY RETIREMENT PLAN PROSPECTUS FOR THE FUND.

/s/	PATRICK K. QUAN
PATRICK K. QUAN
SECRETARY

SMALLCAP World Fund®

Class A R-1 R-2	Ticker SMCWX RSLAX RSLBX	R-3 R-4 R-5 R-6	RSLCX RSLEX RSLFX RLLGX

Summary retirement plan prospectus
December 1, 2010

Before you invest, you may want to review the fund’s retirement plan prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s retirement plan prospectus, statement of additional information and other information about the fund online at www.americanfunds.com/ retirementprospectus. You can also get this information at no cost by calling 800/421-0180 or by sending an e-mail request to retirementprospectus@americanfunds.com. The current retirement plan prospectus and statement of additional information, dated December 1, 2010, are incorporated by reference into this summary retirement plan prospectus.

Investment objective

The fund’s investment objective is to provide you with long-term growth of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions” section on page 22 of the retirement plan prospectus and in the “Sales charge reductions and waivers” section on page 60 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Class A	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none
Redemption or exchange fees	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.24	1.00	0.75	0.50	0.25	none	none
Other expenses	0.25	0.23	0.54	0.30	0.20	0.14	0.09
Total annual fund operating expenses	1.13	1.87	1.93	1.44	1.09	0.78	0.73

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$684	$913	$1,161	$1,871
R-1	190	588	1,011	2,190
R-2	196	606	1,042	2,254
R-3	147	456	787	1,724
R-4	111	347	601	1,329
R-5	80	249	433	966
R-6	75	233	406	906

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s results. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies

Normally, the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the fund’s holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies.

You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks and other equity-type securities may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The bar chart on the following page shows how the fund’s investment results have varied from year to year, and the table on the following page shows how the fund’s average annual total returns for various periods compare with broad measures of market results. This information provides some indication of the risks of investing in the fund. Lipper Global Small-Cap Funds Average includes the fund and other funds that disclose investment objectives that are reasonably comparable to the fund’s objective. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past results are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Highest/Lowest quarterly results during this period were:

Highest                   28.08%                         (quarter ended June 30, 2009)

Lowest                 –27.37%                            (quarter ended December 31, 2008)

The fund’s total return for the nine months ended September 30, 2010, was 13.61%.

Average annual total returns For the periods ended December 31, 2009 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A	4/30/1990	44.67%	4.21%	1.68%	8.98%

Share class	Inception date	1 year	5 years	Lifetime
R-1	6/19/2002	52.42%	4.64%	8.09%
R-2	5/31/2002	52.20	4.58	7.35
R-3	6/20/2002	53.10	5.08	8.66
R-4	7/24/2002	53.61	5.46	11.31
R-5	5/15/2002	54.12	5.78	8.05

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or taxes)	51.30%	5.24%	6.10%	N/A
Lipper Global Small-Cap Funds Average (reflects no deductions for sales charges, account fees or taxes)	46.05	3.30	2.66	9.29%
Consumer Price Index	2.72	2.56	2.52	2.66

Management

Investment adviser

Capital Research and Management Company

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Gordon Crawford Vice Chairman of the Board	20 years	Senior Vice President – Capital Research Global Investors
Brady L. Enright Senior Vice President	6 years	Senior Vice President – Capital World Investors
J. Blair Frank Senior Vice President	12 years	Senior Vice President – Capital Research Global Investors
Jonathan Knowles Senior Vice President	11 years	Senior Vice President – Capital World Investors
Noriko H. Chen Vice President	5 years	Senior Vice President – Capital World Investors
Bradford F. Freer Vice President	3 years	Senior Vice President – Capital World Investors
Lawrence Kymisis Vice President	3 years	Senior Vice President – Capital Research Global Investors
Kristian Stromsoe Vice President	3 years	Senior Vice President – Capital Research Global Investors
Mark E. Denning	19 years	Senior Vice President – Capital Research Global Investors
Claudia P. Huntington	15 years	Senior Vice President – Capital Research Global Investors
Terrance P. McGuire	5 years	Senior Vice President – Capital World Investors
Kathryn M. Peters	2 years	Senior Vice President – Capital World Investors
Dylan J. Yolles	1 year	Senior Vice President – Capital Research Global Investors

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer authorized to sell these classes of the fund’s shares. Investment dealers may impose transaction charges in addition to those described in this summary retirement plan prospectus.

Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

RPGEIP-935-1210P Litho in USA CGD/RRD/8042	Investment Company File No. 811-05888
The Capital Group Companies

American Funds                   Capital Research and Management                  Capital International                  Capital Guardian                   Capital Bank and Trust